Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		¥ 113,728	¥ 187,694	¥ 538,017
Troubled debt restructurings, Post-modification outstanding recorded investment		112,818	183,371	537,411
Troubled debt restructurings that subsequently defaulted, Recorded Investment		23,081	15,771	30,355
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	50		1,030
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	50		1,030
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	36,693	70,380	377,563
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	36,693	69,021	377,563
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	11,002	4,067	4,587
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	11,654	35,954	335,347
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	11,654	35,954	335,347
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	312	839	1,373
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	703	1,020	1,377
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	703	1,020	1,377
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	89		11
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	948	1,269	7,457
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	948	1,269	7,457
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]		10	38
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	2,141	4,139	5,268
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	2,141	4,139	5,268
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	473	822	217
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	19,315	16,280	22,868
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	19,315	14,921	22,868
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	1,713	2,231	2,530
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]		246
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]		246
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	268	9,643	2,405
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	268	9,643	2,405
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	8,365	140	385
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	472	761	1,493
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	472	761	1,493
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	50
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,192	1,068	1,348
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,192	1,068	1,348
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]		25	33
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	5,692	25,522	58,178
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	5,692	25,522	58,178
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]			11,268
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	7,379	9,763	13,092
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	7,379	9,763	13,092
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	362	159	231
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	19,685	17,436	17,256
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	18,837	16,912	16,759
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	3,442	4,191	3,661
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	19,837	40,578	38,558
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	19,837	38,224	38,449
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	349	2,565	6,624
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	24,392	24,015	32,340
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	24,330	23,929	32,340
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	¥ 7,926	¥ 4,789	¥ 3,984

[1]	For the fiscal year ended March 31, 2017, extension of the stated maturity date of loans was the primary concession type in the Residential segment, reduction in the stated rate was the primary concession type in the Commercial and Card segments and payment deferrals were the primary concession type in the MUFG Americas Holdings and Krungsri segments. For the fiscal year ended March 31, 2018, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals were the primary concession type in the MUFG Americas Holdings segment. For the fiscal year ended March 31, 2019, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUFG Americas Holdings segment.
[2]	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
[3]	TDRs for the Card, MUFG Americas Holdings and Krungsri segments include accrual and nonaccrual loans.